Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and Equipment, net
16.	Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2024	December 31, 2025
Computers	535	571
Server & switch	1,256	1,351
Office equipment	1,722	1,807
Wi-Fi terminals for data connectivity services	8,722	8,273
Leasehold improvement	529	552
Total original costs	12,764	12,554
Less: accumulated depreciation	(8,739)	(10,330)
Carrying amount	4,025	2,224

Depreciation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were US$985 thousand, US$2,191 thousand and US$2,680 thousand, respectively.